Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	Dec. 31, 2022 CAD ($) $ / barrel MMBbls	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 46	$ (68)	$ (53)
Power Swap Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	(6)
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 90
WTI Fixed – Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volume | MMBbls	3.2
Weighted Average Price | $ / barrel	80.35
Fair value of derivative financial instruments net	$ 1
WTI Fixed – Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volume | MMBbls	2.3
Weighted Average Price | $ / barrel	79.93
Fair value of derivative financial instruments net	$ 0
Other Financial Positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ (39)